FINANCE LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY

(in thousands of $)	2022	2021
Finance lease liability, current portion	53,655	51,204
Finance lease liability, long-term portion	419,341	472,996
	472,996	524,200

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef which were chartered-in on a bareboat basis, each for a period of 15 years from delivery by the shipyard. The four vessels are also chartered-out for the same 15-year period on a bareboat basis to MSC, an unrelated party. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Following the sale of River Box, the investments in the four container vessels accounted for as direct financing leases of $540.9 million and its related finance lease liabilities of $464.7 million have been derecognized from the consolidated financial statements of the Company. (Refer to Note 10: Gain on Sale of Subsidiaries and Note 19: Investment in Associated Companies).
In 2018, the Company acquired four 14,000 TEU container vessels and three 10,600 TEU container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for terms ranging from six to 11 years, with options to purchase the vessel after six years. Due to the terms of the sale and leaseback arrangements, each option is expected to be exercised on the sixth anniversary. These sale and leaseback transactions were accounted for as vessels under finance leases. (Refer to Note 16: Vessels under Finance Lease, Net).

The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2023	74,735
2024	433,866
Thereafter	—
Total finance lease liability	508,601
Less: imputed interest payable	(35,605)
Present value of finance lease liability	472,996
Less: current portion	(53,655)
Finance lease liability, long-term portion	419,341

Interest incurred on the finance lease liability in the year ended December 31, 2022 was $23.5 million (2021: $25.8 million; 2020: $59.6 million).